UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Short Term Municipal Bond Fund

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	LONG-TERM INVESTMENTS – 98.8%

	MUNICIPAL BONDS – 98.8%

	Arizona – 4.2%

$1,000	Arizona Sports and Tourism Authority, Subordinate Tax Revenue Refunding Bonds, Professional Baseball Training Facilities Project, Series 2013, 5.000%, 7/01/15	No Opt. Call	A3		$1,029,180

1,175	Avondale, Arizona, Pledged Revenue Bonds, Refunding Series 2013, 2.000%, 7/01/15	No Opt. Call	AA		1,193,001

500	Creighton Elementary School District 14, Maricopa County, Arizona, General Obligation Bonds, Series 2014B, 3.000%, 7/01/18	No Opt. Call	A1		535,025

1,545	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/19	No Opt. Call	A+		1,742,513

	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2013B:
1,500	1.000%, 7/01/18	No Opt. Call	Aa1		1,539,510
1,775	1.000%, 7/01/19	No Opt. Call	Aa1		1,884,553

440	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 4.000%, 7/01/17	No Opt. Call	AA		480,177

	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A:
1,000	5.000%, 7/01/16	No Opt. Call	A		1,083,720
1,910	5.000%, 7/01/17	No Opt. Call	A		2,133,737

1,100	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, School Improvement, Series 2014, 2.000%, 7/01/18	No Opt. Call	AA–		1,137,631

6,055	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/17	No Opt. Call	A+		6,798,796

1,495	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–		1,678,182

1,040	Phoenix Civic Improvement Corporation, Arizona, Transit Excise Tax Revenue Refunding Bonds, Light Rail Project, Series 2013, 5.000%, 7/01/16	No Opt. Call	AA		1,132,820

1,370	Phoenix Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM)	No Opt. Call	AA+	(4)	1,369,507

	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012:
130	3.000%, 7/01/15 (Alternative Minimum Tax)	No Opt. Call	AA+		133,411
300	3.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	AA+		314,790

1,300	Pima County Regional Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Regional Transportation Fund, Series 2014, 5.000%, 6/01/18	No Opt. Call	AA+		1,500,187

1,260	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project 2011, Series 2014D, 2.000%, 7/01/18 – AGM Insured	No Opt. Call	AA		1,305,562

790	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 2.500%, 7/01/15	No Opt. Call	A		805,863

955	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/18	No Opt. Call	AA+		1,114,714

Nuveen Investments	1

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$2,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/14	No Opt. Call	A2	$2,258,730

970	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project, Series 2008, 5.000%, 7/01/18	No Opt. Call	AA–	1,112,813

400	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Refunding Series 2014, 4.000%, 7/01/18	No Opt. Call	Aa3	442,320

750	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/19	No Opt. Call	A–	853,673
31,010	Total Arizona			33,580,415

	Arkansas – 0.4%

2,910	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.375%, 12/01/19	12/18 at 100.00	A+	3,272,441

	California – 8.7%

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2013A:
475	2.000%, 9/01/14	No Opt. Call	N/R	475,408
495	2.250%, 9/01/15	No Opt. Call	N/R	500,915
480	3.000%, 9/01/16	No Opt. Call	N/R	495,811

1,125	Brea Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project Area AB, Refunding Series 2013, 5.000%, 8/01/17	No Opt. Call	AA–	1,270,316

1,000	Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue Bonds, Series 2005B, 5.250%, 7/01/16 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A+	1,045,230

800	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern California Retired Officers Community Corporation – Paradise Valley Estates, Refunding Series 2013, 3.000%, 1/01/17	No Opt. Call	A	845,400

495	California Health Facilities Financing Authority, Insured Refunding Revenue Bonds, Marshall Medical Center, Series 2012A, 4.000%, 11/01/14	No Opt. Call	A	499,604

1,995	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013B, 5.000%, 7/01/43 (Mandatory Put 10/17/17)	No Opt. Call	AA–	2,264,046

275	California Municipal Finance Authority, Revenue Bonds, Centro De Salud De La Communidad De Ysidero, Inc., Series 2013, 3.000%, 3/01/16	No Opt. Call	A	284,853

895	California Municipal Finance Authority, Revenue Bonds, Northbay Healthcare Group, Refunding Series 2013B, 5.000%, 11/01/14	No Opt. Call	BBB–	903,753

2,330	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2011C, 4.000%, 10/01/15	No Opt. Call	A1	2,433,685

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2011A, 4.000%, 10/01/15	No Opt. Call	A1	3,133,500

2,500	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/16	3/15 at 100.00	A	2,566,025

	Carlsbad, California, Limited Obligation Refunding Bonds, Reassessment District 12-1, Series 2013:
400	2.000%, 9/01/14	No Opt. Call	N/R	400,428
250	2.000%, 9/01/15	No Opt. Call	N/R	252,852

1,365	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Refunding Series 2014A, 4.000%, 10/01/17	No Opt. Call	A–	1,489,829

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$1,000	Chula Vista Municipal Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2013, 5.000%, 9/01/15	No Opt. Call	BBB+		$1,043,890

	Clovis, California, Water Revenue Bonds, Refunding Series 2013:
225	4.000%, 3/01/16 – BAM Insured	No Opt. Call	AA		236,860
250	4.000%, 3/01/17 – BAM Insured	No Opt. Call	AA		270,807

1,000	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2013, 4.000%, 8/01/17 – AGM Insured	No Opt. Call	AA		1,098,520

	Corona-Norco Unified School District Public Financing Authority, Riverside County, California, Special Tax Revenue Refunding Bonds, Senior Lien Series 2013A:
550	2.000%, 9/01/15	No Opt. Call	BBB+		555,583
500	4.000%, 9/01/17	No Opt. Call	BBB+		537,170

	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014:
400	4.000%, 9/01/16	No Opt. Call	N/R		423,552
475	4.000%, 9/01/17	No Opt. Call	N/R		511,485

	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B:
1,275	4.000%, 7/01/15 (Alternative Minimum Tax)	No Opt. Call	Baa1		1,309,157
875	4.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	Baa1		919,660
905	4.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	Baa1		963,843

2,370	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/17	No Opt. Call	A1		2,670,966

2,500	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011B, 4.250%, 3/01/41 (Pre-refunded 3/01/15)	3/15 at 100.00	AA–	(4)	2,559,975

685	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 12-1, Series 2012, 3.000%, 9/02/15	No Opt. Call	BBB+		702,372

	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 13-1, Series 2013:
700	2.000%, 9/02/14	No Opt. Call	BBB–		700,805
780	2.000%, 9/02/15	No Opt. Call	BBB–		789,750

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Community Facilities District 88-3, Series 2013B:
705	2.000%, 9/01/14	No Opt. Call	N/R		705,790
685	2.000%, 9/01/15	No Opt. Call	N/R		693,542

1,440	Lee Lake Public Financing Authority, California, Senior Lien Revenue Bonds, Refunding Series 2013A, 4.000%, 9/01/15	No Opt. Call	BBB		1,487,707

3,425	Los Angeles County Redevelopment Authority, California, Tax Allocation Revenue Bonds, Various Redevelopment Project Areas, Refunding Series 2013D, 5.000%, 9/01/16	No Opt. Call	A–		3,731,640

1,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 7/01/18	No Opt. Call	Aa2		1,160,990

1,100	Modesto High School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/14 – FGIC Insured	No Opt. Call	Aa2		1,100,000

500	Northern California Power Agency, Hydroelectric Project Number One Revenue Bonds, Refunding Series 2010A, 5.000%, 7/01/16	No Opt. Call	A+		545,735

2,500	Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds, Central District Redevelopment Project, Subordinate Refunding Series 2013, 5.000%, 9/01/15	No Opt. Call	A–		2,621,525

Nuveen Investments	3

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Orange City, California, Special Tax Bonds, Community Facilities District 91-2, Serrano Heights Public Improvements, Refunding Series 2013:
$450	3.000%, 10/01/15	No Opt. Call	A	$462,802
320	3.000%, 10/01/16	No Opt. Call	A	335,654
360	3.000%, 10/01/17	No Opt. Call	A	381,740
300	4.000%, 10/01/18	No Opt. Call	A	329,091

2,950	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 3.000%, 9/01/16	No Opt. Call	N/R	3,019,001

675	Pioneers Memorial Healthcare District, California, General Obligation Bonds, Refunding Series 2012, 3.000%, 10/01/14	No Opt. Call	BBB	677,525

400	Pittsburg Infrastructure Financing Authority, California, Reassessment Revenue Refunding Bonds, Series 2011A, 3.000%, 9/02/14 – AGM Insured	No Opt. Call	AA	400,888

500	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.000%, 6/01/18	No Opt. Call	AA+	579,870

	Sacramento City Financing Authority, California, Special Tax Revenue Bonds, Westlake and Regency Park, Refunding Series 2013A:
1,005	3.000%, 9/01/15	No Opt. Call	BBB+	1,027,492
550	3.000%, 9/01/16	No Opt. Call	BBB+	571,863

420	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Refunding Series 2014A, 5.000%, 8/01/18 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	478,288

	San Benito Health Care District, San Benito County, California, Revenue Bonds, Refunding Series 2013:
300	3.000%, 3/01/16	No Opt. Call	A	311,040
350	4.000%, 3/01/18	No Opt. Call	A	381,833

600	San Bernardino City Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2013A, 5.000%, 8/01/17	No Opt. Call	A	677,502

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
200	5.000%, 8/01/17	No Opt. Call	BBB+	223,246
300	5.000%, 8/01/18	No Opt. Call	BBB+	341,133

1,000	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2002, 3.000%, 8/01/15	No Opt. Call	N/R	1,019,760

	Santa Cruz County Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014:
1,000	5.000%, 9/01/17 – BAM Insured	No Opt. Call	AA	1,123,870
600	5.000%, 9/01/18 – BAM Insured	No Opt. Call	AA	689,058

	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera Ranch, Refunding Series 2014A:
280	2.000%, 8/15/14	No Opt. Call	BBB+	280,199
815	4.000%, 8/15/17	No Opt. Call	BBB+	892,132

580	Successor Agency to the Redevelopment Agency of the City of San Pablo, California, Tax Allocation Refunding Bonds, Series 2014A, 4.000%, 6/15/17 – AGM Insured	No Opt. Call	AA	632,310

810	Successor Agency to the Richmond Community Development Agency, California, Tax Allocation Refunding Bonds, Series 2014A, 4.000%, 9/01/17 – BAM Insured	No Opt. Call	AA	884,390

280	Twin Rivers Unified School District, County of Sacramento and County of Placer, California, General Obligation Refunding Bonds, Series 2014A, 4.000%, 8/01/18 – BAM Insured	No Opt. Call	AA	312,074

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$985	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.000%, 12/01/18	No Opt. Call	A	$1,128,564

	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Series 2014:
885	3.000%, 10/01/16 – BAM Insured	No Opt. Call	AA	926,922
425	3.000%, 10/01/17 – BAM Insured	No Opt. Call	AA	450,666
260	4.000%, 10/01/18 – BAM Insured	No Opt. Call	AA	288,041

	West Kern Water District, California, Certificates of Participation, Series 2011:
860	3.000%, 6/01/15	No Opt. Call	AA–	877,114
600	3.000%, 6/01/16	No Opt. Call	AA–	624,996

	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014:
1,000	1.000%, 9/01/14	No Opt. Call	N/R	999,500
1,580	3.000%, 9/01/15	No Opt. Call	N/R	1,593,525
65,365	Total California			69,125,068

	Colorado – 3.0%

	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
175	3.000%, 6/01/15	No Opt. Call	A	177,975
250	3.000%, 6/01/16	No Opt. Call	A	257,932

175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – DCS Montessori School, Refunding & Improvement Series 2012, 2.250%, 7/15/17	No Opt. Call	A	178,342

300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014, 3.000%, 8/15/17	No Opt. Call	A	315,981

460	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Boulder Community Hospital Project, Refunding Series 2010A, 4.000%, 10/01/18	No Opt. Call	A	494,868

3,970	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.000%, 7/01/15	No Opt. Call	A+	4,141,782

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2012, 4.000%, 1/01/15	No Opt. Call	N/R	502,275

3,950	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2009B, 5.000%, 6/01/39 (Mandatory Put 12/01/14)	No Opt. Call	A–	3,999,217

505	Colorado Health Facilities Authority, Colorado, Revenue Bonds, National Jewish Medical and Research Center, Series 2012, 4.000%, 1/01/15	No Opt. Call	BBB–	510,323

840	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2012, 3.000%, 9/01/15	No Opt. Call	A3	860,933

360	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Parker Water and Sanitation District, Series 2004D, 4.000%, 9/01/14 – NPFG Insured	No Opt. Call	AA–	360,990

	Commerce City Northern Infrastructure General Improvement District, Colorado, General Obligation Bonds, Series 2013:
390	3.000%, 12/01/15 – AGM Insured	No Opt. Call	AA	403,576
600	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	645,714

375	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 2.000%, 8/01/18 – AGM Insured	No Opt. Call	AA	387,795

Nuveen Investments	5

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$520	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007, 4.550%, 11/01/17 – AGM Insured (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	$553,259

540	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 4.000%, 11/15/17 (Alternative Minimum Tax)	No Opt. Call	A+	595,793

	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A:
250	4.000%, 11/15/15 (Alternative Minimum Tax)	No Opt. Call	A	262,105
250	5.000%, 11/15/16 (Alternative Minimum Tax)	No Opt. Call	A	275,087

	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B:
100	3.000%, 11/15/15	No Opt. Call	A	103,441
475	4.000%, 11/15/16	No Opt. Call	A	511,233
300	5.000%, 11/15/17	No Opt. Call	A	339,249

1,925	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/16	No Opt. Call	A–	2,115,113

355	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	335,262

345	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 3.500%, 5/01/15 (Alternative Minimum Tax)	No Opt. Call	Baa2	351,162

1,240	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2011A, 3.000%, 12/01/15	No Opt. Call	A	1,277,547

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
730	4.000%, 12/01/15	No Opt. Call	N/R	742,038
1,015	4.000%, 12/01/16	No Opt. Call	N/R	1,038,152

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013B:
480	3.000%, 12/01/15	No Opt. Call	A	496,685
490	3.000%, 12/01/16	No Opt. Call	A	517,303
510	3.000%, 12/01/17	No Opt. Call	A	544,155

235	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding Series 2012, 3.000%, 12/01/15	No Opt. Call	BBB	241,070

450	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012, 3.000%, 12/01/14	No Opt. Call	A	453,550
23,060	Total Colorado			23,989,907

	Connecticut – 1.1%

1,490	Connecticut Development Authority, Pollution Control Revenue Bonds, Connecticut Light and Power Company, Series 1996A, 1.550%, 5/01/31 (Alternative Minimum Tax) (Mandatory Put 4/01/15)	No Opt. Call	A	1,500,892

765	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 4.000%, 7/01/15	No Opt. Call	BBB+	784,851

505	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 4.000%, 7/01/16	No Opt. Call	A	534,876

5,480	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2013A, 1.350%, 7/01/42 (Mandatory Put 7/21/16)	No Opt. Call	AAA	5,583,298
8,240	Total Connecticut			8,403,917

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Delaware – 0.0%

$225	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 4.000%, 7/01/15	No Opt. Call	BBB–		$228,683

	District of Columbia – 0.9%

325	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A, 3.000%, 10/01/16	No Opt. Call	A+		341,042

1,600	District of Columbia, Revenue Bonds, Medlantic/Helix Issue, Series 1998B, 5.000%, 8/15/17 – AGM Insured	No Opt. Call	AA		1,790,080

3,500	Metropolitan Washington D.C. Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–		3,952,200

760	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	A1		801,291
6,185	Total District of Columbia				6,884,613

	Florida – 6.0%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	3.000%, 11/15/16	No Opt. Call	BBB		309,228
600	4.000%, 11/15/17	No Opt. Call	BBB		637,410

1,045	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/16 – AMBAC Insured (Pre-refunded 10/01/14)	10/14 at 100.00	A1	(4)	1,053,412

1,400	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/15 (Alternative Minimum Tax)	No Opt. Call	A2		1,471,806

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
1,200	5.000%, 6/01/16 – AGC Insured	No Opt. Call	AA		1,299,684
1,825	6.000%, 6/01/16	No Opt. Call	A+		2,009,526

5,495	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 5.000%, 6/01/15	No Opt. Call	A+		5,716,394

1,310	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1, 5.000%, 6/01/15 – AGM Insured	No Opt. Call	AA		1,362,780

	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1:
1,200	1.000%, 5/01/15 (WI/DD, Settling 8/12/14)	No Opt. Call	BBB		1,197,408
1,220	1.500%, 5/01/16 (WI/DD, Settling 8/12/14)	No Opt. Call	BBB		1,218,109
1,240	1.750%, 5/01/17 (WI/DD, Settling 8/12/14)	No Opt. Call	BBB		1,234,073

770	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2014B, 4.000%, 4/01/17	No Opt. Call	Baa1		822,006

4,200	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/16	No Opt. Call	A+		4,548,894

850	Florida Higher Educational Facilities Financing Authority, Revenue and Revenue Refunding Bonds, University of Tampa Project, Series 2012A, 4.000%, 4/01/15	No Opt. Call	BBB+		866,779

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A:
220	4.000%, 4/01/15	No Opt. Call	Baa1		224,343
480	4.000%, 4/01/16	No Opt. Call	Baa1		501,619

750	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/16	No Opt. Call	BBB+		803,482

Nuveen Investments	7

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Hernando County, Florida, Water and Sewer Revenue Bonds, Refunding Series 2013A:
$450	3.000%, 6/01/15	No Opt. Call	Aa3	$460,129
440	4.000%, 6/01/17	No Opt. Call	Aa3	479,147

1,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2009E, 5.000%, 11/15/15	No Opt. Call	Aa2	1,061,120

2,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Variable Rate Demand Series 2005I, 5.000%, 11/15/16	No Opt. Call	Aa2	2,205,160

2,000	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/14 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	2,016,600

1,000	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A, 5.000%, 2/01/17	No Opt. Call	AA	1,105,100

2,295	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/17	No Opt. Call	A–	2,579,764

500	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Project, Series 2008, 2.625%, 9/19/14	No Opt. Call	A–	500,000

730	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 4.000%, 11/01/15	No Opt. Call	BBB+	755,733

	Pinellas County Educational Facilities Authority, Florida, General Revenue Bonds, Barry University, Refunding Series 2011:
1,175	5.000%, 10/01/15	No Opt. Call	BBB	1,233,092
1,060	4.000%, 10/01/16	No Opt. Call	BBB	1,126,208

305	Pinellas County Educational Facilities Authority, Florida, General Revenue Bonds, Barry University, Refunding Series 2012, 4.000%, 10/01/15	No Opt. Call	BBB	315,818

	Saint Lucie County, Florida, Sales Tax Revenue Bonds, Refunding Series 2013A:
1,815	3.000%, 10/01/14 – AGM Insured	No Opt. Call	AA	1,823,803
370	4.000%, 10/01/15 – AGM Insured	No Opt. Call	AA	385,595
585	4.000%, 10/01/16 – AGM Insured	No Opt. Call	AA	626,693

780	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health System, Series 2006, 5.000%, 5/01/18 – NPFG Insured	5/16 at 100.00	AA–	838,523

	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A:
100	3.000%, 7/01/15	No Opt. Call	BBB+	101,774
265	4.000%, 7/01/17	No Opt. Call	BBB+	282,034

305	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 3.000%, 9/01/14	No Opt. Call	A+	305,686

	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011:
2,380	2.000%, 10/15/14 – AGM Insured	No Opt. Call	AA	2,388,544
1,275	4.000%, 10/15/15 – AGM Insured	No Opt. Call	AA	1,331,228
44,935	Total Florida			47,198,704

	Georgia – 1.4%

2,450	Bartow County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Bowen Project, Series 1997, 2.375%, 9/01/29 (Mandatory Put 8/10/17)	No Opt. Call	A	2,521,467

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$500	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant Project, Fifth Series 1995, 0.000%, 10/01/32	No Opt. Call	A+	$502,795

3,200	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 4.000%, 9/01/15	No Opt. Call	BBB	3,288,768

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
529	5.500%, 7/15/23	7/21 at 100.00	N/R	526,526
1,035	5.500%, 7/15/30	7/21 at 100.00	N/R	1,030,647
1,136	5.500%, 1/15/36	7/21 at 100.00	N/R	1,149,362

1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Gulf Power Company – Scherer Project, First Series 2010, 1.700%, 6/01/49 (Mandatory Put 6/21/17)	No Opt. Call	A	1,013,640

330	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C, 4.000%, 10/01/14	No Opt. Call	Baa2	331,554

585	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 4.000%, 10/01/14	No Opt. Call	Baa2	587,755
10,765	Total Georgia			10,952,514

	Guam – 0.1%

1,000	Guam International Airport Authority, Revenue Bonds, Series 2013B, 4.000%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	BBB	1,035,890

	Illinois – 7.4%

680	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 2006A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA–	700,706

2,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2012A, 5.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	A2	2,041,360

1,150	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2012B, 4.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	A2	1,168,998

705	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2004B, 5.250%, 1/01/16 – NPFG Insured	No Opt. Call	AA	749,669

1,290	Community Unit School District 226, Ogle County, Illinois, General Obligations Bonds, Series 2006, 5.250%, 1/01/15 – AMBAC Insured	No Opt. Call	Aa3	1,316,097

1,070	Decatur, Illinois, General Obligation Bonds, Refunding Series 2013, 3.000%, 3/01/16	No Opt. Call	A1	1,108,766

2,000	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corporation Guaranteed Solid Waste Disposal Revenue Bonds, Prairie Power, Inc. Project, Series 2008A, 0.000%, 7/01/42	No Opt. Call	A	2,017,640

4,955	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Refunding Series 2010A, 5.000%, 3/01/15	No Opt. Call	AA–	5,092,452

	Illinois Finance Authority, Revenue Bonds, Benedictine University Project, Series 2013A:
765	3.000%, 10/01/14	No Opt. Call	BBB	767,578
1,000	4.000%, 10/01/17	No Opt. Call	BBB	1,066,440
500	5.000%, 10/01/19	No Opt. Call	BBB	561,240

310	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/19	No Opt. Call	BBB	344,729

225	Illinois Finance Authority, Revenue Bonds, DePaul University, Refunding Series 2013, 5.000%, 10/01/17	No Opt. Call	A	253,730

Nuveen Investments	9

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa3	$538,960

1,195	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/18	No Opt. Call	A–	1,322,722

1,125	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 5.000%, 11/01/14	No Opt. Call	A+	1,136,520

360	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005, 5.000%, 8/15/15	No Opt. Call	AA	374,166

300	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50 (5)	1/15 at 100.00	N/R	3

700	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A, 5.100%, 5/15/15 (5)	No Opt. Call	N/R	7

	Illinois State, General Obligation Bonds, February Series 2014:
2,550	4.000%, 2/01/18	No Opt. Call	A–	2,734,161
1,095	5.000%, 2/01/19	No Opt. Call	A–	1,218,593
1,250	5.000%, 2/01/20	No Opt. Call	A–	1,383,488

2,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/17	No Opt. Call	A–	2,188,900

1,295	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A–	1,319,799

1,520	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/15 – AGM Insured	No Opt. Call	AA	1,549,625

	Illinois State, General Obligation Bonds, Refunding Series 2012:
3,175	4.000%, 8/01/14	No Opt. Call	A–	3,175,000
1,585	5.000%, 8/01/17	No Opt. Call	A–	1,745,164

940	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/15	No Opt. Call	A–	958,001

700	Illinois State, General Obligation Bonds, Series 2006A, 5.000%, 6/01/15	No Opt. Call	A–	726,586

5,905	Illinois State, General Obligation Bonds, Series 2013, 4.000%, 7/01/16	No Opt. Call	A–	6,243,357

3,575	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013, 4.000%, 6/15/15	No Opt. Call	AAA	3,696,085

2,555	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013B, 5.000%, 12/01/17	No Opt. Call	AA–	2,915,383

1,560	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 8/01/15 – SYNCORA GTY Insured	No Opt. Call	AA–	1,637,906

520	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 2.000%, 1/01/15 – AGM Insured	No Opt. Call	A2	523,406

250	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 3.000%, 10/01/16	No Opt. Call	Baa1	258,150

1,705	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2014A, 4.000%, 6/01/18	No Opt. Call	AA	1,892,669

	St Clair County, Illinois, Highway Revenue Bonds, Series 2013A:
350	5.000%, 1/01/16	No Opt. Call	AA–	371,613
360	5.000%, 1/01/17	No Opt. Call	AA–	395,341

	Waukegan, Illinois, General Obligation Bonds, Refunding Series 2012A:
1,120	4.000%, 12/30/14 – AGM Insured	No Opt. Call	A2	1,136,453
885	4.000%, 12/30/15 – AGM Insured	No Opt. Call	A2	926,170

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
$395	5.750%, 12/01/14 – AGM Insured	No Opt. Call	AA	$401,126
450	5.750%, 12/01/15 – AGM Insured	No Opt. Call	AA	476,797
56,570	Total Illinois			58,435,556

	Indiana – 3.2%

1,605	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	1,732,052

410	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/18	No Opt. Call	AA	474,120

1,090	Indiana Health and Educational Facility Financing Authority, Educational Facilities Revenue Bonds, University of Indianapolis, Refunding Series 2007, 5.000%, 10/01/15	No Opt. Call	A–	1,149,612

1,100	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-5, 2.000%, 11/01/27 (Mandatory Put 8/01/17)	No Opt. Call	AA	1,136,003

1,360	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007L, 5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	1,518,277

3,140	Indianapolis, Indiana, Gas Utility System Revenue Bonds, Refunding 2nd Lien Series 2008C, 5.000%, 6/01/17	No Opt. Call	AA	3,498,682

840	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A, 2.000%, 10/01/15	No Opt. Call	A	856,615

5,335	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2014, 5.000%, 7/15/18	No Opt. Call	AA+	6,159,311

650	Jasper Hospital Authority, Indiana, Revenue and Refunding Bonds, Memorial Hospital and Health Care Center Project, Series 2013, 3.000%, 11/01/15	No Opt. Call	A–	668,538

610	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 3.000%, 4/01/15	No Opt. Call	Baa1	619,229

	Plainfield Community High School Building Corporation, Hendricks County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Refunding Series 2014:
500	4.000%, 1/15/17 (WI/DD, Settling 8/26/14)	No Opt. Call	AA+	540,435
600	4.000%, 1/15/18 (WI/DD, Settling 8/26/14)	No Opt. Call	AA+	661,506

6,000	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2009A, 1.750%, 6/01/25 (Mandatory Put 6/01/18)	No Opt. Call	Baa1	6,010,980

265	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014, 3.000%, 2/01/17	No Opt. Call	A	279,117
23,505	Total Indiana			25,304,477

	Iowa – 1.6%

500	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 4.000%, 6/15/15	No Opt. Call	A2	514,460

2,495	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Refunding Series 2010, 5.000%, 7/01/20	No Opt. Call	A1	2,897,843

1,150	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis, Health System, Refunding Series 2010, 5.000%, 7/01/16	No Opt. Call	A1	1,244,208

290	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	305,570

Nuveen Investments	11

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Iowa (continued)

$1,315	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Central College, Refunding Series 2012A, 3.000%, 10/01/14	No Opt. Call	Ba2		$1,317,025

220	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of Dubuque Project, Refunding Series 2011, 4.000%, 10/01/14	No Opt. Call	BBB–		220,491

1,000	Iowa Higher Education Loan Authority, Revenue Anticipation Notes, University of Dubuque, Private Education Working Capital Loan Program Series 2014A, 2.000%, 5/14/15	No Opt. Call	N/R		1,010,220

1,565	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-1, 3.100%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	A		1,570,258

	Johnston Community School District, Iowa, School Infrastructure Sales, Services and Use Tax Revenue Bonds, Series 2014:
1,170	4.000%, 7/01/17 – AGC Insured	No Opt. Call	AA		1,270,819
1,130	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA		1,297,387

1,090	West Des Moines Community School District, Polk and Dallas Counties, Iowa, School Infrastructure Sales, Services, and Use Tax Bonds, Series 2014, 2.000%, 7/01/18 – BAM Insured	No Opt. Call	AA		1,128,139
11,925	Total Iowa				12,776,420

	Kansas – 0.8%

1,100	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2008F, 5.000%, 11/15/15	No Opt. Call	A2		1,159,444

1,000	Kansas State Power Pool, Kansas, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 3.000%, 12/01/14	No Opt. Call	Baa1		1,007,180

500	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc., Refunding Series 2013, 4.000%, 11/15/15	No Opt. Call	A+		523,960

1,000	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 5.000%, 11/15/15 (ETM)	No Opt. Call	N/R	(4)	1,062,490

	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2009A-III:
1,000	5.000%, 11/15/14 (ETM)	No Opt. Call	N/R	(4)	1,014,060
1,000	5.000%, 11/15/16 (ETM)	No Opt. Call	N/R	(4)	1,106,820

400	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A, 4.000%, 9/01/18	No Opt. Call	A+		444,008
6,000	Total Kansas				6,317,962

	Kentucky – 1.2%

2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.000%, 8/15/17	No Opt. Call	A+		2,797,000

2,070	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3		2,303,931

1,000	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A, 3.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	A+		1,067,030

1,100	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/18	No Opt. Call	A+		1,273,437

1,220	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory Put 4/03/17)	No Opt. Call	A1		1,241,789

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$500	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 4.000%, 11/01/15	No Opt. Call	A–	$520,090
8,390	Total Kentucky			9,203,277

	Louisiana – 1.4%

	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011:
315	3.000%, 5/01/15 – AGM Insured	No Opt. Call	A2	321,530
315	3.000%, 5/01/16 – AGM Insured	No Opt. Call	A2	328,655

	Evangeline Parish Road & Drainage Sales Tax District 1, Louisiana, Sales and Use Tax Revenue Bonds, Series 2013:
250	3.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	262,905
500	3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	531,140

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
1,280	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–	1,330,560
1,790	5.000%, 6/01/16 – AMBAC Insured	No Opt. Call	A–	1,934,560

1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University Student Housing/University Facilities Project, Series 2013, 4.000%, 8/01/17	No Opt. Call	A3	1,363,325

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, Parking Facilities Corporation – Phase I Project, Series 2012:
500	3.000%, 10/01/14 – AGM Insured	No Opt. Call	AA	502,135
1,000	3.000%, 10/01/16 – AGM Insured	No Opt. Call	AA	1,043,080

1,110	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/17	No Opt. Call	A	1,250,992

1,100	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2005, 5.250%, 12/01/21 – NPFG Insured	12/15 at 100.00	AA–	1,164,251

1,350	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012, 4.000%, 12/01/15	No Opt. Call	A3	1,411,277
10,760	Total Louisiana			11,444,410

	Maine – 0.1%

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
500	3.000%, 7/01/16	No Opt. Call	BBB+	520,930
535	3.000%, 7/01/17	No Opt. Call	BBB+	564,018
1,035	Total Maine			1,084,948

	Maryland – 0.1%

280	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013, 3.000%, 6/01/16	No Opt. Call	Baa3	286,538

405	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Series 2012, 3.000%, 6/01/15	No Opt. Call	Baa3	410,415

220	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 3.000%, 7/01/15	No Opt. Call	Baa1	224,532
905	Total Maryland			921,485

Nuveen Investments	13

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts – 1.3%

$300	Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2013F, 3.000%, 7/01/15	No Opt. Call	A+	$307,620

1,425	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2011K-4, 5.000%, 7/01/35 (Mandatory Put 1/14/16)	No Opt. Call	AA	1,518,566

1,555	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.500%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	AA	1,626,297

	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014:
600	4.000%, 1/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	642,198
1,500	4.000%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	AA	1,623,120
1,255	3.000%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	AA	1,310,220

1,857	Massachusetts Housing Finance Agency, Construction Loan Notes, Series 2012F, 0.650%, 12/01/14	No Opt. Call	Aa3	1,857,501

1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11, 5.250%, 8/01/18	No Opt. Call	AAA	1,171,590
9,492	Total Massachusetts			10,057,112

	Michigan – 2.0%

1,250	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation Bonds, Refunding Series 2011, 3.000%, 5/01/15 – AGM Insured	No Opt. Call	Aa2	1,273,600

	Brighton Area School District, Livingston County, Michigan, General Obligation Bonds, School Building & Site Series 2013II:
250	2.000%, 5/01/17	No Opt. Call	Aa2	258,203
750	5.000%, 5/01/18	No Opt. Call	Aa2	857,220

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
500	5.000%, 10/01/14	No Opt. Call	BBB–	503,060
475	5.000%, 10/01/15	No Opt. Call	BBB–	493,948

950	Grand Blanc Community Schools, Genesee County, Michigan, General Obligation Bonds, Refunding Series 2013, 4.000%, 5/01/17	No Opt. Call	AA–	1,033,296

430	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Healthcare Group, Series 2011A, 4.000%, 5/15/15	No Opt. Call	A2	439,507

500	Lake Superior State University Board of Trustees, Michigan, General Revenue Refunding Bonds, Series 2012, 2.000%, 11/15/14 – AGM Insured	No Opt. Call	AA	502,170

1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2014, 4.000%, 5/01/17 – BAM Insured	No Opt. Call	AA	1,080,560

525	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, School Building & Site Series 2013I, 3.000%, 5/01/16 – AGM Insured	No Opt. Call	AA	546,231

2,090	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/16	No Opt. Call	AA+	2,300,359

1,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-3, 0.000%, 11/15/47	No Opt. Call	AA+	1,002,520

1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2008A-1, 6.000%, 12/01/17	No Opt. Call	Aa2	1,163,070

200	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/17	No Opt. Call	A1	223,766

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,350	Warren Consolidated Schools, Macomb and Oakland Counties, Michigan, General Obligation Bonds, Refunding Series 2013, 4.000%, 5/01/16	No Opt. Call	AA–	$1,431,445

1,225	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010A, 5.000%, 12/01/16 (Alternative Minimum Tax)	No Opt. Call	A	1,342,575

500	Western Michigan University, General Revenue Bonds, Refunding Series 2008, 3.625%, 11/15/14 – AGM Insured	No Opt. Call	AA	504,795

500	Western Michigan University, General Revenue Bonds, Refunding Series 2013, 5.000%, 11/15/17	No Opt. Call	A1	565,935
14,495	Total Michigan			15,522,260

	Minnesota – 5.2%

2,805	Bemidji Independent School District 31, Beltrami County, Minnesota, General Obligation Bonds, Refunding Series 2013A, 5.000%, 4/01/17	No Opt. Call	AA+	3,137,364

655	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities Transmission Project, Series 2012, 5.000%, 1/01/18	No Opt. Call	A–	737,720

585	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 1.900%, 7/01/15	No Opt. Call	BBB–	585,579

3,020	Farmington Independent School District 192, Dakota County, Minnesota, General Obligation Bonds, Crossover School Building Refunding Series 2014A, 4.000%, 2/01/18	No Opt. Call	Aa2	3,350,992

2,910	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2013C, 5.000%, 2/01/16	No Opt. Call	AA+	3,116,814

2,985	Minneapolis Special School District 1, Minnesota, Certificates of Participation, Refunding Series 2013D, 5.000%, 2/01/18	No Opt. Call	AA+	3,403,825

1,365	Minneapolis, Minnesota, Multifamily Housing Revenue Bonds, Greenway Heights Family Housing Project, Series 2014B, 3.000%, 7/15/15	1/15 at 100.00	N/R	1,365,710

2,500	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/17	No Opt. Call	BBB+	2,712,500

	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
400	2.250%, 11/15/14	No Opt. Call	N/R	400,924
705	2.600%, 11/15/15	No Opt. Call	N/R	712,233

2,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	AA–	2,551,925

1,335	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1, 5.000%, 2/15/15 – AGC Insured	No Opt. Call	AA	1,366,439

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 3.000%, 10/01/14	No Opt. Call	Baa3	501,560

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
200	1.250%, 5/01/16	No Opt. Call	Baa3	200,086
215	1.550%, 5/01/17	No Opt. Call	Baa3	214,776
300	2.000%, 5/01/18	No Opt. Call	Baa3	300,342

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
910	5.500%, 5/01/16	No Opt. Call	N/R	945,608
1,065	5.500%, 5/01/17	No Opt. Call	N/R	1,126,951

Nuveen Investments	15

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R:
$200	3.000%, 12/01/14	No Opt. Call	Baa2	$201,344
210	3.000%, 12/01/15	No Opt. Call	Baa2	215,143

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Series 2012-7Q:
500	3.000%, 10/01/14	No Opt. Call	Baa1	501,970
450	4.000%, 10/01/15	No Opt. Call	Baa1	466,844
650	4.000%, 10/01/16	No Opt. Call	Baa1	690,814

1,015	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A, 4.000%, 10/01/17	No Opt. Call	A2	1,114,663

1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas, Series 2006-6I, 5.000%, 4/01/16	No Opt. Call	A2	1,075,550

3,635	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 5.000%, 10/01/18	No Opt. Call	AA+	4,234,121

	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A:
135	2.250%, 12/01/15	No Opt. Call	BBB–	135,706
320	2.500%, 12/01/16	No Opt. Call	BBB–	322,170
220	3.000%, 12/01/17	No Opt. Call	BBB–	223,720

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.000%, 5/01/15	No Opt. Call	A1	1,035,210

	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013:
235	4.000%, 1/01/15	No Opt. Call	N/R	236,431
300	4.000%, 1/01/16	No Opt. Call	N/R	305,106

545	Shakopee Independent School District 720, Scott County, Minnesota, Certificates of Participation, Series 2013B, 2.000%, 2/01/17	No Opt. Call	Aa3	560,854

1,280	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A, 3.000%, 2/01/17	No Opt. Call	Aa2	1,360,154

	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
920	2.000%, 9/01/14	No Opt. Call	A	921,352
655	3.000%, 9/01/15	No Opt. Call	A	672,954
450	5.000%, 9/01/17	No Opt. Call	A	501,646
38,675	Total Minnesota			41,507,100

	Mississippi – 0.5%

800	Mississippi Business Finance Corporation, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Series 2002, 1.375%, 3/01/27 (Alternative Minimum Tax) (Mandatory Put 3/01/17)	No Opt. Call	A–	798,936

3,235	Mississippi Development Bank, Special Obligation Bonds, Jackson County Limited Tax Note, Series 2009B-1, 4.000%, 7/01/15 – AGC Insured	No Opt. Call	AA	3,343,114
4,035	Total Mississippi			4,142,050

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Missouri – 4.9%

	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A:
$2,545	4.000%, 10/01/16	No Opt. Call	AA+		$2,745,877
1,485	5.000%, 10/01/18	No Opt. Call	AA+		1,730,084

	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2012:
250	3.000%, 8/01/14	No Opt. Call	A		250,000
1,000	3.000%, 8/01/15	No Opt. Call	A		1,021,380
1,000	4.000%, 8/01/17	No Opt. Call	A		1,078,160

1,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 4.000%, 6/01/17	No Opt. Call	AA–		1,088,570

1,560	Cole County, Missouri, Certificates of Participation, Refunding Jail Project Series 2014, 4.000%, 12/01/17	No Opt. Call	Aa3		1,715,002

160	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2007A, 5.000%, 11/01/35 (Pre-refunded 11/01/17)	11/17 at 100.00	AA+	(4)	182,406

2,295	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2006, 5.000%, 3/01/18	No Opt. Call	AA+		2,555,207

205	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F, 5.500%, 5/15/17	No Opt. Call	BBB–		217,530

	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
500	3.000%, 3/01/16	No Opt. Call	N/R		513,480
250	3.000%, 3/01/17	No Opt. Call	N/R		257,855
1,000	3.000%, 3/01/18	No Opt. Call	N/R		1,022,760

1,250	Kansas City, Missouri, Airport Revenue Bonds, Refunding General Improvement Series 2013A, 5.000%, 9/01/17	No Opt. Call	A+		1,409,475

2,020	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009E, 4.000%, 11/01/16 (Pre-refunded 11/01/14)	11/14 at 100.00	A–	(4)	2,039,331

4,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Kansas City Power & Light Company Project, Series 1992, 1.250%, 7/01/17	No Opt. Call	A		4,037,320

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
360	3.000%, 5/01/16	No Opt. Call	BBB+		373,064
995	5.000%, 5/01/17	No Opt. Call	BBB+		1,094,371

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
470	3.000%, 10/01/14	No Opt. Call	BBB–		471,589
480	3.000%, 10/01/15	No Opt. Call	BBB–		490,200
495	3.000%, 10/01/16	No Opt. Call	BBB–		508,781

1,245	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Freeman Health System, Series 2012, 5.000%, 2/15/15	No Opt. Call	BBB+		1,274,046

720	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2012, 5.000%, 2/15/16	No Opt. Call	BBB+		765,756

255	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A, 4.000%, 2/01/18	No Opt. Call	BBB+		276,290

1,435	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 4.000%, 4/01/17	No Opt. Call	A2		1,562,084

Nuveen Investments	17

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$595	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	$625,583

175	Northeast Public Sewer District, Jefferson County, Missouri, Sewerage System Revenue Bonds, Refunding Series 2014, 4.000%, 1/01/15	No Opt. Call	A+	177,705

650	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 3.000%, 5/01/17	No Opt. Call	N/R	658,248

530	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, City Parks, Series 2014, 4.000%, 6/15/18 – AGM Insured	No Opt. Call	AA	584,632

435	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	A–	484,290

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013:
500	4.000%, 7/01/15	No Opt. Call	A–	516,665
890	5.000%, 7/01/16	No Opt. Call	A–	964,066

250	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/14 at 100.00	N/R	250,240

530	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012, 5.000%, 9/01/17	No Opt. Call	A–	580,854

1,500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 2.850%, 9/01/18	3/16 at 100.00	A–	1,514,055

750	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	873,180

950	St. Louis, Missouri, Airport Revenue Bonds, Series 1970, 5.000%, 7/01/15	No Opt. Call	A–	990,346

1,500	State of Missouri, Certificates of Participation, Refunding, Series 2011A, 1.500%, 10/01/15	No Opt. Call	AA+	1,520,415

520	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2013, 3.000%, 6/01/16	No Opt. Call	A1	543,234
36,750	Total Missouri			38,964,131

	Montana – 0.3%

1,740	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Composite Deal Series 2010B, 5.000%, 1/01/19	No Opt. Call	AA–	2,002,114

	Nebraska – 1.0%

265	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	305,672

940	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 4.000%, 11/01/15	No Opt. Call	A–	981,379

1,125	Nebraska Cooperative Republican Platte Enhancement, Middle Republican Natural Resources District, Platte River Flow Revenue, Series 2013, 2.000%, 12/15/16	No Opt. Call	A+	1,157,557

2,000	Nebraska Public Power District, General Revenue Bonds, Refunding Series 2012C, 5.000%, 1/01/16	No Opt. Call	A1	2,136,180

1,000	Nebraska State Colleges Facilities Corporation, Building Bonds, CSC Rangeland Center and WCS U.S. Conn Library Projects, Series 2014, 5.000%, 6/15/18	No Opt. Call	AA+	1,150,580

1,235	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 4.000%, 2/15/18	No Opt. Call	Aa1	1,371,369

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

$1,125	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Alternative Minimum Tax) (Mandatory Put 9/01/15)	No Opt. Call	A	$1,134,169
7,690	Total Nebraska			8,236,906

	Nevada – 1.2%

250	Carson City, Nevada, Hospital Revenue Refunding Bonds, Carson-Tahoe Regional Healthcare Project, Series 2012, 3.000%, 9/01/14	No Opt. Call	BBB+	250,470

5,000	Clark County, Nevada, Airport Revenue Bonds, junior Lien Series 2014B-1, 5.000%, 7/01/18	No Opt. Call	A	5,750,650

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
480	2.000%, 6/01/15	No Opt. Call	N/R	479,011
325	3.000%, 6/01/16	No Opt. Call	N/R	327,015

1,500	Nevada State, Unemployment Compensation Fund Special Revenue Bonds, Series 2013, 4.000%, 6/01/15	No Opt. Call	AAA	1,548,525

1,150	Reno, Nevada, General Obligation Bonds, Medium Tern Various Purpose Series 2013B, 4.000%, 6/01/16	No Opt. Call	A1	1,214,883
8,705	Total Nevada			9,570,554

	New Jersey – 3.4%

1,350	New Jersey Economic Development Authority, Solid Waste Revenue Bonds, Waste Management Inc., Series 2004A, 5.300%, 6/01/15 (Alternative Minimum Tax)	No Opt. Call	A–	1,350,229

	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
2,615	4.000%, 7/01/15	No Opt. Call	BBB+	2,697,006
3,450	2.000%, 7/01/16	No Opt. Call	BBB+	3,523,589
500	5.000%, 7/01/17	No Opt. Call	BBB+	554,215

4,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.000%, 7/01/15	No Opt. Call	BBB+	4,411,075

4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.000%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	Aa3	4,062,400

1,285	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.000%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	AA	1,301,024

2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1, 4.000%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	2,180,100

1,500	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/17 (WI/DD, Settling 8/06/14)	No Opt. Call	A	1,675,455

3,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/18	No Opt. Call	A	3,545,377

2,000	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 3.000%, 5/01/15	No Opt. Call	AA–	2,042,640
26,050	Total New Jersey			27,343,110

	New Mexico – 1.2%

2,050	New Mexico Educational Assistance Foundation, Education Loan Bonds, Senior Lien Series 2009A, 3.900%, 9/01/14 (Alternative Minimum Tax)	No Opt. Call	Aaa	2,055,371

4,910	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory Put 8/01/19) (WI/DD, Settling 8/01/14)	8/19 at 100.00	Aa3	5,688,088

Nuveen Investments	19

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Mexico (continued)

	Taos County, New Mexico, Gross Receipts Tax Revenue Bonds, County Education Improvement Series 2013:
$750	2.000%, 4/01/15 – BAM Insured	No Opt. Call	AA		$755,790
750	3.000%, 4/01/16 – BAM Insured	No Opt. Call	AA		773,842
8,460	Total New Mexico				9,273,091

	New York – 9.4%

1,500	Albany County Airport Authority, New York, Airport Revenue Bonds, Refunding Series 2010A, 3.000%, 12/15/14 – AGM Insured	No Opt. Call	AA		1,514,520

380	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A, 3.000%, 4/01/18	No Opt. Call	BBB–		380,946

5,000	Chautauqua County Capital Resource Corporation, New York, Revenue Refunding Bonds, Jamestown Center City Development Corporation Project, Guaranteed by the Gebbie foundation, Series 2013D, 1.350%, 11/01/31 (Mandatory Put 11/01/17)	No Opt. Call	AA–		5,029,850

1,300	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 4.000%, 5/01/16	No Opt. Call	BB+		1,339,689

1,375	Dormitory Authority of the State of New York, School Districts Financing Program Revenue Bonds, Series 2014A, 5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA		1,596,416

2,165	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012B, 5.000%, 3/15/18	No Opt. Call	AAA		2,481,999

4,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/19	No Opt. Call	AAA		4,660,840

1,750	Long Beach, New York, General Obligation Bonds, Bond Anticipation Note Series 2014, 2.250%, 2/18/15	No Opt. Call	N/R		1,758,138

1,190	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A, 0.000%, 6/01/16 – AGM Insured	No Opt. Call	AA		1,174,209

150	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2010A, 4.000%, 5/01/15 (ETM)	No Opt. Call	A–	(4)	154,253

1,620	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 2.000%, 11/15/14	No Opt. Call	AA–		1,628,878

450	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014, 3.000%, 7/01/17	No Opt. Call	BBB+		474,741

2,660	Nassau Health Care Corporation, New York, Revenue Anticipation Notes, Series 2014, 2.250%, 1/15/15	No Opt. Call	N/R		2,669,948

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/18	No Opt. Call	AAA		2,342,760

8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series G, 5.000%, 8/01/17	No Opt. Call	AA		9,036,000

2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series J, 5.000%, 8/01/18	No Opt. Call	AA		2,309,780

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2011A, 2.125%, 3/15/15	No Opt. Call	A3		2,016,740

2,500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2013A, 5.000%, 6/15/17	No Opt. Call	AAA		2,823,825

900	New York State Thruway Authority, General Revenue Bonds, Series 2012I, 4.000%, 1/01/15	No Opt. Call	A		914,292

1,920	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–		2,226,509

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$3,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Group A Series 2013E, 2.000%, 3/15/15	No Opt. Call	AAA	$3,035,430

	Niagara Falls, New York, General Obligation Bonds, Series 2014:
1,000	2.000%, 3/01/17 – AGM Insured(WI/DD, Settling 8/14/14)	No Opt. Call	AA	1,022,660
620	2.000%, 3/01/18 – AGM Insured(WI/DD, Settling 8/14/14)	No Opt. Call	AA	630,683

3,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	3,971,135

7,050	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Second Series 2012, 5.000%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AA–	7,437,679

1,000	Rockland County, New York, General Obligation Bonds, Series 2014A, 5.000%, 3/01/17 – AGM Insured	No Opt. Call	AA	1,105,240

1,530	Schenectady County Capital Resource Corporation, New York, FHA insured Mortgage Revenue Bonds, Ellis Hospital Project, Refunding Series 2012, 1.750%, 2/15/18 – AGM Insured	No Opt. Call	AA+	1,535,600

1,450	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York, Revenue Bonds, Clarkson University Project, Series 2012B, 2.500%, 9/01/42 (Mandatory Put 3/01/16)	No Opt. Call	A3	1,477,449

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 5/15/15	No Opt. Call	A+	2,595,600

450	Westchester County Local Development Corporation, New York, Revenue Refunding Bonds, Kendal on Hudson Project, Series 2013, 2.000%, 1/01/16	No Opt. Call	BBB	454,216

2,000	Westchester County, New York, General Obligation Bonds, Series 2013B, 4.000%, 7/01/15	No Opt. Call	AAA	2,072,100

1,500	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/14	No Opt. Call	A+	1,511,865

1,250	Yonkers, New York, General Obligation Refunding Bonds, Series 2012A, 4.000%, 7/01/15	No Opt. Call	A+	1,291,662
69,710	Total New York			74,675,652

	North Carolina – 0.2%

625	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Refunding Series 2013, 4.000%, 10/01/15	No Opt. Call	A+	651,869

985	North Carolina Medical Care Commission, Health Care Facilities Revenue and Refunding Revenue Bonds, Columbus Regional Healthcare System, Series 2013A, 4.000%, 10/01/15	No Opt. Call	BBB	1,014,865
1,610	Total North Carolina			1,666,734

	North Dakota – 1.1%

3,040	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 3.500%, 11/01/16	No Opt. Call	A+	3,236,202

600	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds, Series 2012A, 2.000%, 3/01/15	No Opt. Call	A	604,068

2,835	Williston, North Dakota, Limited Obligation Bonds, Certificates of Indebtedness, Series 2013A, 2.500%, 11/01/15	11/14 at 100.00	N/R	2,841,832

	Williston, North Dakota, Sales Tax Revenue Bonds, Series 2013A:
1,000	3.000%, 5/01/15 – AGM Insured	No Opt. Call	AA	1,012,450
1,000	3.000%, 5/01/16 – AGM Insured	No Opt. Call	AA	1,040,080
8,475	Total North Dakota			8,734,632

Nuveen Investments	21

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 2.4%

$1,805	Cincinnati, Ohio, General Obligation Bonds, Various Purpose Series 2011A, 5.000%, 12/01/16	No Opt. Call	Aa2	$1,996,059

375	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 4.000%, 2/01/17	No Opt. Call	A–	403,669

685	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18)	No Opt. Call	BBB–	713,818

7,005	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2009D, 2.250%, 8/01/29 (Mandatory Put 9/15/16)	No Opt. Call	BBB–	7,098,867

485	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014, 2.250%, 9/01/33 (Mandatory Put 9/01/18)	No Opt. Call	A3	495,044

320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2009, 5.000%, 12/01/16	No Opt. Call	A	352,074

1,000	Ohio State, Capital Facilities Lease-Appropriation Bonds, Administrative Building Fund Projects, Series 2013A, 5.000%, 10/01/17	No Opt. Call	AA	1,133,240

1,035	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2014A, 4.000%, 4/01/18	No Opt. Call	AA	1,147,701

1,715	Ohio State, Capital Facilities Lease-Appropriation Bonds, Cultural & Sports Facilities Building Fund Projects, Series 2013B, 5.000%, 4/01/18	No Opt. Call	AA	1,968,065

1,000	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2013A, 3.000%, 8/01/17	No Opt. Call	AA	1,067,180

465	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A, 4.000%, 1/15/16	No Opt. Call	A	487,218

1,170	University of Toledo, Ohio, General Receipts Bonds, Refunding Series 2010, 5.000%, 6/01/18	No Opt. Call	A1	1,335,508

1,000	Warren County, Ohio ,Healthcare Facilities Revenue Refunding Bonds, Otterbein Homes Obligated Group, Series 2013A, 3.000%, 7/01/15	No Opt. Call	A	1,018,380
18,060	Total Ohio			19,216,823

	Oklahoma – 1.7%

2,765	Canadian County Independent School District 69, Mustang. Oklahoma, General Obligation Bond, Combined Purpose Series 2014, 2.000%, 6/01/18	No Opt. Call	AA–	2,853,729

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2013:
2,450	5.000%, 6/01/15	No Opt. Call	A	2,547,828
870	5.000%, 6/01/16	No Opt. Call	A	941,262

2,135	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014, 5.000%, 7/01/18	No Opt. Call	A+	2,444,041

1,000	Edmond Public Works Authority, Oklahoma, Sales Tax and Utility Systems Revenue Bonds, Series 2014, 5.000%, 7/01/18	No Opt. Call	AA–	1,149,720

2,000	Tulsa County Independent School District 11 Owasso, Oklahoma, General Obligation Bonds, Combined Purpose Series 2014, 2.000%, 6/01/18	No Opt. Call	AA–	2,068,760

1,125	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2009, 5.000%, 9/01/14	No Opt. Call	AA–	1,129,545
12,345	Total Oklahoma			13,134,885

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon – 1.3%

$1,500	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Refunding Series 2014A, 0.000%, 6/15/18 (WI/DD, Settling 8/07/14)	No Opt. Call	AA+	$1,428,315

	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013:
475	3.000%, 11/01/15	No Opt. Call	A1	490,247
1,000	3.000%, 11/01/16	No Opt. Call	A1	1,050,970

660	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/15	No Opt. Call	BBB+	681,589

	Local Oregon Capital Assets Program, Certificates of Participation, City of Cottage Grove, Oregon, Series 2013A:
860	3.000%, 9/15/14	No Opt. Call	Baa2	862,296
880	4.000%, 9/15/15	No Opt. Call	Baa2	908,697

2,850	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.000%, 8/15/15 – AGM Insured	No Opt. Call	AA	2,981,043

360	Multnomah County Hospital Facilities Authority, Oregon, Revenue Refunding Bond, Terwilliger Plaza, Inc., Series 2012, 2.000%, 12/01/14	No Opt. Call	BBB	361,285

1,430	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011-21, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	1,603,459
10,015	Total Oregon			10,367,901

	Pennsylvania – 5.3%

1,290	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Refunding Series 2010A, 5.000%, 1/01/16 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,375,927

1,115	Corry Area School District, Erie County, Pennsylvania, General Obligation Bonds, Refunding Series 2014, 3.000%, 12/15/18	No Opt. Call	AA	1,197,131

800	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2014, 4.000%, 8/01/18 (WI/DD, Settling 8/20/14)	No Opt. Call	A+	893,584

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2014:
300	2.000%, 7/01/17	No Opt. Call	BBB–	302,136
500	2.250%, 7/01/18	No Opt. Call	BBB–	501,925

	Economy Municipal Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2013:
350	3.000%, 12/15/17	No Opt. Call	AA	372,760
300	3.000%, 12/15/18	No Opt. Call	AA	320,094

	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
125	4.000%, 6/01/15	No Opt. Call	Baa3	128,276
180	4.000%, 6/01/16	No Opt. Call	Baa3	189,009
185	4.000%, 6/01/17	No Opt. Call	Baa3	196,664
250	4.000%, 6/01/18	No Opt. Call	Baa3	266,260

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
360	3.000%, 5/01/15	No Opt. Call	BBB	364,921
300	5.000%, 5/01/16	No Opt. Call	BBB	317,151
1,000	5.000%, 5/01/18	No Opt. Call	BBB	1,074,820

1,465	Marion Center Area School District, Indiana County, Pennsylvania, General Obligation Bonds, Refunding Series 2013, 2.000%, 9/01/16	No Opt. Call	A	1,509,800

Nuveen Investments	23

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$2,340	Penn Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2012A, 4.000%, 10/01/14	No Opt. Call	A2	$2,354,929

420	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory Put 12/01/15)	No Opt. Call	A–	426,959

840	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 4.000%, 11/01/16	No Opt. Call	Baa3	873,188

2,965	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14, 0.600%, 11/01/31 (Mandatory Put 11/01/14)	No Opt. Call	A	2,966,275

320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student Housing at Indiana University, Project Series 2012A, 3.000%, 7/01/15	No Opt. Call	BBB+	325,661

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A:
275	4.000%, 7/15/15	No Opt. Call	A–	283,814
825	5.000%, 7/15/17	No Opt. Call	A–	914,545

	Pennsylvania Higher Educational Facilities Authority, Revenue Refunding Bonds, Lock Haven University Foundation Student Housing Project, Series 2013A:
610	2.000%, 7/01/15	No Opt. Call	BBB–	610,988
540	3.000%, 7/01/16	No Opt. Call	BBB–	548,667
640	3.000%, 7/01/17	No Opt. Call	BBB–	652,589

1,250	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Refunding Series 2014B, 4.000%, 10/01/17	No Opt. Call	A+	1,370,475

1,070	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Eighth Series 2009A, 5.000%, 8/01/16	No Opt. Call	BBB+	1,156,863

5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 5.000%, 8/01/14	No Opt. Call	A+	5,000,000

1,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/18	No Opt. Call	A1	1,150,960

1,755	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2002, 5.375%, 9/01/14 – AGM Insured	No Opt. Call	AA	1,762,652

1,275	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014B, 4.000%, 9/01/18 – BAM Insured (WI/DD, Settling 8/14/14)	No Opt. Call	AA	1,418,692

2,880	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/18 – AGM Insured	No Opt. Call	AA	3,368,362

1,000	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System First Lien Revenue Refunding Bonds, Series 2013A, 4.000%, 9/01/16 – AGM Insured	No Opt. Call	AA	1,072,260

505	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 9/01/14	No Opt. Call	A+	506,192

540	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 3.500%, 12/01/14 – AGM Insured	No Opt. Call	AA	545,470

	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Harrisburg Area Community College Project, Series 2014B2:
1,090	3.000%, 10/01/17	No Opt. Call	AA	1,153,384
1,255	4.000%, 10/01/18	No Opt. Call	AA	1,381,768

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011:
$1,385	4.000%, 8/01/15	No Opt. Call	BBB+	$1,416,356
1,440	4.250%, 8/01/16	No Opt. Call	BBB+	1,502,482
39,740	Total Pennsylvania			41,773,989

	Puerto Rico – 0.1%

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 4.000%, 10/01/14	No Opt. Call	A–	500,770

	Rhode Island – 0.5%

1,025	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013C, 4.000%, 7/01/15 (Alternative Minimum Tax)	No Opt. Call	A3	1,056,467

	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Board of Education Auxiliary Enterprise, Refunding Series 2013D:
650	5.000%, 9/15/16	No Opt. Call	A2	707,700
1,020	5.000%, 9/15/17	No Opt. Call	A2	1,143,655

	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Board of Education Educational & General, Refunding Series 2013B:
250	3.000%, 9/15/16	No Opt. Call	A1	261,690
555	3.000%, 9/15/17	No Opt. Call	A1	588,627

270	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Refunding Bonds, University of Rhode Island General Revenue Bonds, Series 2013A, 3.000%, 9/15/16	No Opt. Call	Aa3	282,917

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Senior Series 2013A, 4.000%, 12/01/15 (Alternative Minimum Tax)	No Opt. Call	A+	260,778
4,020	Total Rhode Island			4,301,834

	South Carolina – 1.0%

2,390	Charleston County, South Carolina, General Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/18	No Opt. Call	AAA	2,766,688

1,010	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012, 4.000%, 11/01/15	No Opt. Call	A–	1,051,228

590	South Carolina JOBS Economic Development Authority, Revenue Bonds, Waste Management of South Carolina, Inc. Project, Series 2008, 2.875%, 2/01/15	No Opt. Call	A–	597,534

500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/15	No Opt. Call	BBB+	518,990

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,520	3.000%, 8/01/15	No Opt. Call	BBB+	1,548,029
1,000	5.000%, 8/01/16	No Opt. Call	BBB+	1,068,970
7,010	Total South Carolina			7,551,439

	South Dakota – 0.5%

1,305	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 4.500%, 11/01/15	No Opt. Call	A+	1,371,124

730	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community, Series 2012, 3.500%, 9/01/16	No Opt. Call	A	760,996

Nuveen Investments	25

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota (continued)

$1,700	South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds, Series 2013A, 1.600%, 5/01/18	No Opt. Call	Aa3	$1,714,603
3,735	Total South Dakota			3,846,723

	Tennessee – 1.4%

1,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B, 5.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	A	1,082,420

1,290	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B, 5.500%, 11/01/20	11/19 at 100.00	AA–	1,518,575

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,000	2.000%, 11/01/14	No Opt. Call	BBB+	1,003,040
1,050	2.000%, 11/01/15	No Opt. Call	BBB+	1,063,188
1,000	3.000%, 11/01/16	No Opt. Call	BBB+	1,038,420

500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 4.000%, 7/01/15	No Opt. Call	AA	517,840

700	Metropolitan Government of Nashville-Daviston County, Tennessee, Electric System Revenue Bonds, Series 2014A, 5.000%, 5/15/18	No Opt. Call	AA+	807,191

1,800	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/16	No Opt. Call	A+	1,947,636

1,710	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.000%, 9/01/17 – AGM Insured	No Opt. Call	AA	1,927,341
10,050	Total Tennessee			10,905,651

	Texas – 4.5%

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
870	4.000%, 9/01/17	No Opt. Call	AA–	950,928
1,000	4.000%, 9/01/18	No Opt. Call	AA–	1,107,490

1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2009A, 5.000%, 11/01/21	11/16 at 100.00	A+	1,094,130

3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2013E, 5.000%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	A+	3,301,260

1,300	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D, 5.000%, 11/01/18 (Alternative Minimum Tax) (WI/DD, Settling 8/07/14)	No Opt. Call	A+	1,497,873

1,920	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding Bond Anticipation Note Series 2014A, 3.000%, 12/15/16	No Opt. Call	N/R	2,033,184

645	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/17	No Opt. Call	A+	732,623

800	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/17	No Opt. Call	Baa3	874,368

1,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 4.000%, 7/01/15	No Opt. Call	BB+	1,012,310

310	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/18 (WI/DD, Settling 8/20/14)	No Opt. Call	A2	356,413

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$500	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/18 (WI/DD, Settling 8/14/14)	No Opt. Call	AA–	$577,830

2,620	Longview Independent School District, Gregg County, Texas, General Obligation Bonds, School Building Series 2008, 0.000%, 2/15/16	No Opt. Call	AAA	2,603,651

1,000	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 3.000%, 12/01/18	No Opt. Call	Baa2	1,011,110

2,005	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2011, 4.000%, 1/01/15	No Opt. Call	A–	2,033,190

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing College Station I LLC – Texas A&M University Project, Series 2014A:
125	4.000%, 4/01/18 – AGM Insured	No Opt. Call	AA	135,641
300	4.000%, 4/01/19 – AGM Insured	No Opt. Call	AA	326,115

1,045	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/14	No Opt. Call	BBB+	1,052,859

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2009A:
1,425	4.000%, 9/01/15 – AGC Insured	No Opt. Call	AA	1,475,858
1,260	4.000%, 9/01/16 – AGC Insured	No Opt. Call	AA	1,341,951
1,425	4.375%, 9/01/18 – AGC Insured	No Opt. Call	AA	1,582,847

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2013:
730	3.000%, 9/01/15	No Opt. Call	A2	747,710
490	4.000%, 9/01/16	No Opt. Call	A2	521,135

400	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/15	No Opt. Call	Aa3	418,928

3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/16	No Opt. Call	A3	3,257,400

2,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/19	No Opt. Call	AAA	2,347,380

2,830	Texas State, General Obligation Bonds, Public Financing Authority, Refunding Series 2011, 5.000%, 10/01/17	No Opt. Call	AAA	3,223,313
33,000	Total Texas			35,617,497

	Utah – 0.8%

2,325	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Subordinate Lien Refunding Series 2014, 5.000%, 7/01/18	No Opt. Call	AA–	2,681,795

4,000	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2014A, 1.350%, 6/15/17	12/16 at 100.00	A+	4,048,160
6,325	Total Utah			6,729,955

	Vermont – 0.1%

745	Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2012B, 1.900%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	AA	755,780

	Virgin Islands – 1.1%

360	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/15 – FGIC Insured	No Opt. Call	AA–	375,131

Nuveen Investments	27

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands (continued)

$6,985	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 3.000%, 10/01/17	No Opt. Call	BBB+	$7,246,099

1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/19	No Opt. Call	BBB	1,181,732
8,380	Total Virgin Islands			8,802,962

	Virginia – 1.4%

1,100	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 3.000%, 3/01/16	No Opt. Call	N/R	1,100,451

2,620	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.000%, 6/15/17	No Opt. Call	Baa1	2,845,215

1,275	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 4.000%, 11/01/16	No Opt. Call	A–	1,362,911

6,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004A, 5.000%, 8/01/14	No Opt. Call	AA+	6,000,000
10,995	Total Virginia			11,308,577

	Washington – 1.9%

4,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2014A, 5.000%, 7/01/18	No Opt. Call	Aa1	4,630,560

400	King and Pierce Counties School District 408 Auburn, Washington, General Obligation Bonds, Refunding Series 2013, 3.000%, 12/01/14	No Opt. Call	Aa1	403,848

	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
700	3.000%, 12/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	731,976
430	3.000%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	A–	451,435

1,000	Port of Seattle, Washington, Revenue Bonds, Refunding Inter-Lien Series 2010C, 5.000%, 2/01/16	No Opt. Call	A+	1,069,470

1,000	Port of Seattle, Washington, Revenue Bonds, Subordinate Lien Series 1999A, 5.500%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	1,142,230

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Regional Health, Improvement & Refunding Series 2013A:
470	4.000%, 12/01/16	No Opt. Call	Baa2	497,020
1,425	4.000%, 12/01/17	No Opt. Call	Baa2	1,521,814
610	5.000%, 12/01/18	No Opt. Call	Baa2	674,038

205	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/16	No Opt. Call	Baa3	216,591

	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
320	5.000%, 11/15/17	No Opt. Call	A+	362,979
450	5.000%, 11/15/18	No Opt. Call	A+	520,457

	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012:
150	3.000%, 10/01/14	No Opt. Call	Baa1	150,530
275	4.000%, 10/01/16	No Opt. Call	Baa1	290,414

500	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 5.000%, 1/01/18	No Opt. Call	A	552,955

500	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 3.000%, 7/01/15	No Opt. Call	A–	508,410

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$1,000	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Refunding Series 2012, 5.000%, 7/01/18	No Opt. Call	AA+	$1,156,380
13,435	Total Washington			14,881,107

	West Virginia – 0.6%

1,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 2.000%, 10/01/22 (Mandatory Put 10/01/14)	No Opt. Call	Baa1	1,001,890

3,750	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 2.250%, 1/01/41 (Alternative Minimum Tax) (Mandatory Put 9/01/16)	No Opt. Call	Baa1	3,807,375
4,750	Total West Virginia			4,809,265

	Wisconsin – 0.8%

325	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/17	No Opt. Call	Aa3	368,748

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.000%, 4/15/16	No Opt. Call	A	1,070,030

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2013A:
150	2.000%, 8/15/14	No Opt. Call	BBB–	150,053
1,050	3.000%, 8/15/15	No Opt. Call	BBB–	1,066,884

610	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.000%, 4/01/17	No Opt. Call	A–	662,259

290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Series 2010A, 5.000%, 8/15/15	No Opt. Call	A+	302,569

385	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 2.000%, 8/15/14	No Opt. Call	A–	385,219

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Watertown Regional Medical Center, Inc., Series 2012, 2.000%, 9/01/16	No Opt. Call	BBB+	509,825

1,300	Wisconsin State, Master Lease Certificates of Participation, Series 2014A, 5.000%, 3/01/18	No Opt. Call	AA–	1,485,016
5,610	Total Wisconsin			6,000,603

	Wyoming – 0.1%

	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011:
200	4.000%, 9/15/14	No Opt. Call	A3	200,714
530	4.000%, 9/15/15	No Opt. Call	A3	546,366
300	4.000%, 9/15/16	No Opt. Call	A3	315,723
1,030	Total Wyoming			1,062,803
$738,417	Total Long-Term Investments (cost $774,169,265)			783,424,697

Shares/ Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 3.3%

	Money Market Funds – 0.4%

$3,027,076	First American Tax Free Obligations Fund, Class Z, 0.000%, (6)	N/A	N/A	$3,027,076

Nuveen Investments	29

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments July 31, 2014 (Unaudited)

Shares/ Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 2.9%

	Arizona – 0.7%

$5,500	Glendale Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Variable Rate Demand Obligations, Friendship Retirement Corporation, Senior Lien, Series 1997, 0.160%, 1/01/27 (Mandatory Put 9/26/14) (7)	11/14 at 100.00	A-1+	$5,500,000

	California – 0.7%

6,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Variable Rate Demand Obligations, Republic Services Inc., Series 2010A, 0.500%, 8/01/23 (Alternative Minimum Tax) (Mandatory Put 8/01/14) (7)	No Opt. Call	A-2	6,000,000

	Colorado – 0.2%

1,700	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Denver Seminary Project, Variable Rate Demand Obligations, Series 2004, 0.160%, 7/01/34 (Mandatory Put 9/26/14) (7)	11/14 at 100.00	A-1+	1,700,000

	Indiana – 0.3%

2,500	Indiana Finance Authority, Economic Development Revenue Bonds, Variable Rate Demand Obligations, Republic Service, Inc. Project, Refunding Series 2010A, 0.400%, 5/01/34 (Alternative Minimum Tax) (Mandatory Put 12/01/14) (7)	No Opt. Call	A-2	2,500,000

	North Carolina – 0.5%

4,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Project, Variable Rate Demand Obligations, Series 2013, 0.400%, 6/01/38 (Alternative Minimum Tax) (Mandatory Put 12/16/14) (7)	12/14 at 100.00	A-2	3,999,880

	Pennsylvania – 0.2%

1,250	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Variable Rate Demand Obligations, Refunding Series 2010A, 0.400%, 4/01/19 (Alternative Minimum Tax) (Mandatory Put 10/01/14) (7)	No Opt. Call	A-2	1,250,000

	Tennessee – 0.2%

1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Exempt Facilities Revenue Bonds, Waste Management Inc., Variable Rate Demand Obligations, Series 2001, 1.500%, 8/01/31 (Alternative Minimum Tax) (Mandatory Put 8/01/17) (7)	8/16 at 100.00	A-2	1,500,000

	Texas – 0.1%

750	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Allied Waste North America, Inc., Variable Rate Demand Obligations, Series 2008A, 0.300%, 1/01/20 (Mandatory Put 10/01/14) (7)	No Opt. Call	A-2	750,000
$23,200	Total Municipal Bonds			23,199,880
	Total Short-Term Investments (cost $26,227,076)			26,226,956
	Total Investments (cost $800,396,341) – 102.1%			809,651,653
	Other Assets Less Liabilities – (2.1)%			(16,684,214)
	Net Assets – 100%			$792,967,439

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs

30	Nuveen Investments

reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$783,424,697	$—	$783,424,697
Short-Term Investments:
Money Market Funds	3,027,076	—	—	3,027,076
Municipal Bonds	—	23,199,880	—	23,199,880
Total	$3,027,076	$806,624,577	$—	$809,651,653

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $800,105,869.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$10,119,710
Depreciation	(573,926)
Net unrealized appreciation (depreciation) of investments	$9,545,784

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	During July 2010, the original issue for this security (1,000,000 par, 5.50% coupon and May, 15, 2015 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.0% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.1% coupon and May 15, 2014 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM)	Escrowed to maturity.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

N/A	Not Applicable.

Nuveen Investments	31

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 29, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2014